Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income before income taxes (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Segment and Geographic Information [Abstract]
Net revenue		¥ 939,762	¥ 718,263
Unrealized gain (loss) on investments in equity securities held for operating purposes		(1,993)	(1,590)
Consolidated net revenue	[1]	937,769	716,673
Non-interest expenses		701,828	613,628
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses		701,828	613,628
Income before income taxes		237,934	104,635
Unrealized gain (loss) on investments in equity securities held for operating purposes		(1,993)	(1,590)
Consolidated income before income taxes		¥ 235,941	¥ 103,045

[1]	There is no revenue derived from transactions with a single major external customer.